CONSOLIDATED BALANCE SHEETS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 149,277,591	926,207,744	630,733,451
Restricted cash	31,066,962	192,758,072	30,247,232
Accounts receivable, net of allowance for doubtful accounts of RMB5,041,727 and RMB5,969,648 as of December 31, 2013 and 2014, respectively	18,032,745	111,885,971	63,907,848
Prepaid expenses and other current assets	31,525,922	195,605,733	78,853,099
Total current assets	229,903,220	1,426,457,520	803,741,630
Cost method investment	24,655,095	152,975,000
Property and equipment, net	312,678,915	1,940,047,599	1,062,331,035
Intangible assets	6,164,189	38,246,326	29,977,317
Vehicle purchase deposits	28,073,466	174,184,628	119,172,859
Other non-current assets	3,824,330	23,728,439	11,199,026
Total assets	605,299,215	3,755,639,512	2,026,421,867
Current liabilities:
Accounts payable	884,395	5,487,316	6,554,239
Accrued expenses and other current liabilities	20,615,838	127,913,033	105,142,801
Income tax payable	337,697	2,095,273	2,137,874
Short-term borrowings	87,115,906	540,519,348	219,640,421
Total current liabilities	108,953,836	676,014,970	333,475,335
Long-term borrowings	114,952,272	713,232,869	375,726,271
Other non-current liabilities			350,000
Total liabilities	223,906,108	1,389,247,839	709,551,606
Mezzanine equity:
Total mezzanine equity			2,273,521,336
Shareholders' equity/(deficit)
Common shares, US$0.001 par value, 425,173,466 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized, 6,096,842 and 114,379,243 (including 31,033,332 Class A and 83,345,911 Class B) shares issued and outstanding as of December 31, 2013 and 2014, respectively	117,304	727,825	40,281
Additional paid-in capital	583,703,337	3,621,645,725
Accumulated other comprehensive income	184,481	1,144,629	6,582,044
Accumulated deficit	(202,612,015)	(1,257,126,506)	(963,273,400)
Total shareholders' equity/(deficit)	381,393,107	2,366,391,673	(956,651,075)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	$ 605,299,215	3,755,639,512	2,026,421,867